GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 8,380,504		$ 8,380,504
Intangible amortization expense	$ 193,458	$ 193,458